CONCENTRATION AND RISKS - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Concentration and risks
Revenue	¥ 3,232,731	$ 468,702	¥ 5,303,835	¥ 5,825,624
Contract With Xiaomi | Viomi-branded products
Concentration and risks
Revenue	¥ 248,665		¥ 274,452	¥ 326,114